Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans
Pension and Postretirement Plans
The Corporation sponsors noncontributory trusteed pension plans that cover substantially all officers and employees, a number of noncontributory nonqualified pension plans, and postretirement health and life plans. The plans provide defined benefits based on an employee’s compensation and years of service. The Bank of America Pension Plan (the Pension Plan) provides participants with compensation credits, generally based on years of service. For account balances based on compensation credits prior to January 1, 2008, the Pension Plan allows participants to select from various earnings measures, which are based on the returns of certain funds or common stock of the Corporation. The participant-selected earnings measures determine the earnings rate on the individual participant account balances in the Pension Plan. Participants may elect to modify earnings measure allocations on a periodic basis subject to the provisions of the Pension Plan. For account balances based on compensation credits subsequent to December 31, 2007, the account balance earnings rate is based on a benchmark rate. For eligible employees in the Pension Plan on or after January 1, 2008, the benefits become vested upon completion of three years of service. It is the policy of the Corporation to fund not less than the minimum funding amount required by ERISA.
The Pension Plan has a balance guarantee feature for account balances with participant-selected earnings, applied at the time a benefit payment is made from the plan that effectively provides principal protection for participant balances transferred and certain compensation credits. The Corporation is responsible for funding any shortfall on the guarantee feature.
As a result of acquisitions, the Corporation assumed the obligations related to the pension plans of certain legacy companies. These acquired pension plans have been merged into a separate defined benefit pension plan which, together with the Pension Plan, are referred to as the Qualified Pension Plans. The benefit structures under these acquired plans have not changed and remain intact in the merged plan. Certain benefit structures are substantially similar to the Pension Plan discussed above; however, certain of these structures do not allow participants to select various earnings measures; rather the earnings rate is based on a benchmark rate. In addition, these benefit structures include participants with benefits determined under formulas based on average or career compensation and years of service rather than by reference to a pension account. Certain of the other benefit structures provide a participant’s retirement benefits based on the number of years of benefit service and a percentage of the participant’s average annual compensation during the five highest paid consecutive years of the last ten years of employment.
In connection with a redesign of the Corporation’s retirement plans, after the end of 2011, the Corporation announced that it will freeze the benefits earned in the Qualified Pension Plans effective June 30, 2012. The Corporation will continue to offer retirement benefits through its defined contribution plans and will increase its contributions to certain of these plans.
As a result of the Merrill Lynch acquisition, the Corporation assumed the obligations related to the plans of Merrill Lynch. These plans include a terminated U.S. pension plan, non-U.S. pension plans, nonqualified pension plans and postretirement plans. The non-U.S. pension plans vary based on the country and local practices. The terminated U.S. pension plan is referred to as the Other Pension Plan.
In 1988, Merrill Lynch purchased a group annuity contract that guarantees the payment of benefits vested under the terminated U.S. pension plan. The Corporation, under a supplemental agreement, may be responsible for, or benefit from actual experience and investment performance of the annuity assets. The Corporation made no contribution under this agreement in 2011 or 2010. Contributions may be required in the future under this agreement.
The Corporation sponsors a number of noncontributory, nonqualified pension plans (the Nonqualified Pension Plans). As a result of acquisitions, the Corporation assumed the obligations related to the noncontributory, nonqualified pension plans of certain legacy companies including Merrill Lynch. These plans, which are unfunded, provide defined pension benefits to certain employees.

In addition to retirement pension benefits, full-time, salaried employees and certain part-time employees may become eligible to continue participation as retirees in health care and/or life insurance plans sponsored by the Corporation. Based on the other provisions of the individual plans, certain retirees may also have the cost of these benefits partially paid by the Corporation. The obligations assumed as a result of acquisitions are substantially similar to the Corporation’s postretirement health and life plans, except for Countrywide which did not have a postretirement health and life plan. Collectively, these plans are referred to as the Postretirement Health and Life Plans.
The Pension and Postretirement Plans table summarizes the changes in the fair value of plan assets, changes in the projected benefit obligation (PBO), the funded status of both the accumulated benefit obligation (ABO) and the PBO, and the weighted-average assumptions used to determine benefit obligations for the pension plans and postretirement plans at December 31, 2011 and 2010. Amounts recognized at December 31, 2011 and 2010 are reflected in other assets, and accrued expenses and other liabilities on the Consolidated Balance Sheet. The discount rate assumption is based on a cash flow matching technique and is subject to change each year. This technique utilizes yield curves that are based on Aa-rated corporate bonds with cash flows that match estimated benefit payments of each of the plans to produce the discount rate assumptions. The asset valuation method for the Qualified Pension Plans recognizes 60 percent of the prior year’s market gains or losses at the next measurement date with the remaining 40 percent spread equally over the subsequent four years.
The Corporation’s best estimate of its contributions to be made to the Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans in 2012 is $98 million, $124 million and $115 million, respectively. The Corporation does not expect to make a contribution to the Qualified Pension plans in 2012.

Pension and Postretirement Plans

	Qualified Pension Plans (1)		Non-U.S. Pension Plans (1)		Nonqualified and Other Pension Plans (1)		Postretirement Health and Life Plans (1)
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Change in fair value of plan assets
Fair value, January 1	$15,648	$14,527	$1,691	$1,522	$2,689	$2,535	$108	$113
Actual return on plan assets	182	1,835	295	166	493	272	2	13
Company contributions	—	—	104	99	99	196	84	100
Plan participant contributions	—	—	3	2	—	—	133	139
Benefits paid	(760)	(714)	(63)	(63)	(220)	(314)	(255)	(275)
Plan transfer	—	—	10	—	—	—	—	—
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	19	18
Foreign currency exchange rate changes	n/a	n/a	(18)	(35)	n/a	n/a	—	—
Fair value, December 31	$15,070	$15,648	$2,022	$1,691	$3,061	$2,689	$91	$108
Change in projected benefit obligation
Projected benefit obligation, January 1	$13,938	$13,048	$1,916	$1,813	$3,078	$2,918	$1,704	$1,620
Service cost	423	397	43	32	3	3	15	14
Interest cost	746	748	99	95	152	163	80	92
Plan participant contributions	—	—	3	2	—	—	133	139
Plan amendments	(11)	—	2	2	—	—	(21)	64
Actuarial loss (gain)	555	459	(19)	78	124	308	(56)	32
Benefits paid	(760)	(714)	(63)	(63)	(220)	(314)	(255)	(275)
Plan transfer	—	—	15	—	—	—	—	—
Federal subsidy on benefits paid	n/a	n/a	n/a	n/a	n/a	n/a	19	18
Foreign currency exchange rate changes	n/a	n/a	(12)	(43)	—	—	—	—
Projected benefit obligation, December 31	$14,891	$13,938	$1,984	$1,916	$3,137	$3,078	$1,619	$1,704
Amount recognized, December 31	$179	$1,710	$38	$(225)	$(76)	$(389)	$(1,528)	$(1,596)
Funded status, December 31
Accumulated benefit obligation	$13,968	$13,192	$1,883	$1,781	$3,135	$3,077	n/a	n/a
Overfunded (unfunded) status of ABO	1,102	2,456	139	(90)	(74)	(388)	n/a	n/a
Provision for future salaries	923	746	101	135	2	1	n/a	n/a
Projected benefit obligation	14,891	13,938	1,984	1,916	3,137	3,078	$1,619	$1,704
Weighted-average assumptions, December 31
Discount rate	4.95%	5.45%	4.87%	5.32%	4.65%	5.20%	4.65%	5.10%
Rate of compensation increase	4.00	4.00	4.42	4.85	4.00	4.00	n/a	n/a

(1)	The measurement date for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans was December 31 of each year reported.
n/a = not applicable

Amounts recognized in the Corporation’s Consolidated Balance Sheet at December 31, 2011 and 2010 are presented in the table below.

Amounts Recognized on Consolidated Balance Sheet

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Other assets	$246	$1,710	$342	$33	$1,096	$809	$—	$—
Accrued expenses and other liabilities	(67)	—	(304)	(258)	(1,172)	(1,198)	(1,528)	(1,596)
Net amount recognized at December 31	$179	$1,710	$38	$(225)	$(76)	$(389)	$(1,528)	$(1,596)

Pension Plans with ABO and PBO in excess of plan assets as of December 31, 2011 and 2010 are presented in the table below. For the non-qualified plans not subject to ERISA or non-U.S. pension plans, funding strategies vary due to legal requirements and local practices.

Plans with ABO and PBO in Excess of Plan Assets

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Plans with ABO in excess of plan assets
PBO	$—	$—	$732	$477	$1,174	$1,200
ABO	—	—	698	466	1,173	1,199
Fair value of plan assets	—	—	428	259	2	2
Plans with PBO in excess of plan assets
PBO	$6,624	$—	$732	$642	$1,174	$1,200
Fair value of plan assets	6,557	—	428	384	2	2

Net periodic benefit cost for 2011, 2010 and 2009 included the following components.

Net Periodic Benefit Cost

	Qualified Pension Plans			Non-U.S. Pension Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost
Service cost	$423	$397	$387	$43	$32	$30
Interest cost	746	748	740	99	95	76
Expected return on plan assets	(1,296)	(1,263)	(1,231)	(115)	(97)	(74)
Amortization of prior service cost	20	28	39	—	—	—
Amortization of net actuarial loss (gain)	387	362	377	—	(1)	—
Recognized gain due to settlements and curtailments	—	—	—	—	—	(2)
Recognized termination benefit costs	—	—	36	—	—	—
Net periodic benefit cost	$280	$272	$348	$27	$29	$30
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	5.45%	5.75%	6.00%	5.32%	5.41%	5.55%
Expected return on plan assets	8.00	8.00	8.00	6.58	6.60	6.78
Rate of compensation increase	4.00	4.00	4.00	4.85	4.67	4.61

	Nonqualified and Other Pension Plans			Postretirement Health and Life Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost
Service cost	$3	$3	$4	$15	$14	$16
Interest cost	152	163	167	80	92	93
Expected return on plan assets	(141)	(138)	(148)	(9)	(9)	(8)
Amortization of transition obligation	—	—	—	31	31	31
Amortization of prior service cost (credits)	(8)	(8)	(8)	4	6	—
Amortization of net actuarial loss (gain)	16	10	5	(17)	(49)	(77)
Recognized loss due to settlements and curtailments	3	17	2	—	—	—
Net periodic benefit cost	$25	$47	$22	$104	$85	$55
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	5.20%	5.75%	6.00%	5.10%	5.75%	6.00%
Expected return on plan assets	5.25	5.25	5.25	8.00	8.00	8.00
Rate of compensation increase	4.00	4.00	4.00	n/a	n/a	n/a
n/a = not applicable

Net periodic postretirement health and life expense was determined using the “projected unit credit” actuarial method. Gains and losses for all benefits except postretirement health care are recognized in accordance with the standard amortization provisions of the applicable accounting guidance. For the Postretirement Health Care Plans, 50 percent of the unrecognized gain or loss at the beginning of the fiscal year (or at subsequent remeasurement) is recognized on a level basis during the year.
The discount rate and expected return on plan assets impact the net periodic benefit cost recorded for the plans. With all other assumptions held constant, a 25-basis point decline in the discount rate and expected return on plan assets would result in an increase of approximately $55 million and $27 million for the Qualified Pension Plans. For the Non-U.S. Pension Plans, the Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans, the 25-basis point decline in rates would not have a significant impact.
Assumed health care cost trend rates affect the postretirement benefit obligation and benefit cost reported for the Postretirement Health and Life Plans. The assumed health care cost trend rate used to measure the expected cost of benefits covered by the Postretirement Health and Life Plans was 8.00 percent for 2012, reducing in steps to 5.00 percent in 2019 and later years. A one-percentage-point increase in assumed health care cost trend rates would have increased the service and interest costs, and the benefit obligation by $4 million and $59 million in 2011. A one-percentage-point decrease in assumed health care cost trend rates would have lowered the service and interest costs, and the benefit obligation by $3 million and $52 million in 2011.

Pre-tax amounts included in accumulated OCI for employee benefit plans at December 31, 2011 and 2010 are presented in the table below.

Pre-tax Amounts included in Accumulated OCI

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Net actuarial (gain) loss	$6,743	$5,461	$(212)	$(20)	$409	$656	$(59)	$(27)	$6,881	$6,070
Transition obligation	—	—	—	—	—	—	32	63	32	63
Prior service cost (credits)	67	98	3	1	(7)	(15)	33	58	96	142
Amounts recognized in accumulated OCI	$6,810	$5,559	$(209)	$(19)	$402	$641	$6	$94	$7,009	$6,275

Pre-tax amounts recognized in OCI for employee benefit plans in 2011 included the following components.

Pre-tax Amounts Recognized in OCI

(Dollars in millions)	Qualified Pension Plans	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Other changes in plan assets and benefit obligations recognized in OCI
Current year actuarial (gain) loss	$1,669	$(192)	$(228)	$(49)	$1,200
Amortization of actuarial gain (loss)	(387)	—	(19)	17	(389)
Current year prior service cost (credit)	(11)	2	—	(21)	(30)
Amortization of prior service credit (cost)	(20)	—	8	(4)	(16)
Amortization of transition obligation	—	—	—	(31)	(31)
Amounts recognized in OCI	$1,251	$(190)	$(239)	$(88)	$734

The estimated pre-tax amounts that will be amortized from accumulated OCI into period cost in 2012 are presented in the table below.

Estimated Pre-tax Amounts from Accumulated OCI into Period Cost

(Dollars in millions)	Qualified Pension Plans (1)	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans	Total
Net actuarial (gain) loss	$598	$(8)	$10	$(19)	$581
Prior service cost (credit)	18	—	(7)	4	15
Transition obligation	—	—	—	31	31
Total amortized from accumulated OCI	$616	$(8)	$3	$16	$627

(1)	Estimates are subject to change based on final calculations related to the pension plan freeze discussed on page 92.

Plan Assets
The Qualified Pension Plans have been established as retirement vehicles for participants, and trusts have been established to secure benefits promised under the Qualified Pension Plans. The Corporation’s policy is to invest the trust assets in a prudent manner for the exclusive purpose of providing benefits to participants and defraying reasonable expenses of administration. The Corporation’s investment strategy is designed to provide a total return that, over the long term, increases the ratio of assets to liabilities. The strategy attempts to maximize the investment return on assets at a level of risk deemed appropriate by the Corporation while complying with ERISA and any applicable regulations and laws. The investment strategy utilizes asset allocation as a principal determinant for establishing the risk/return profile of the assets. Asset allocation ranges are established, periodically reviewed and adjusted as funding levels and liability characteristics change. Active and passive investment managers are employed to help enhance the risk/return profile of the assets. An additional aspect of the investment strategy used to minimize risk (part of the asset allocation plan) includes matching the equity exposure of participant-selected earnings measures. For example, the common stock of the Corporation held in the trust is maintained as an offset to the exposure related to participants who elected to receive an earnings measure based on the return performance of common stock of the Corporation. No plan assets are expected to be returned to the Corporation during 2012.
The assets of the Non-U.S. Pension Plans are primarily attributable to a U.K. pension plan. This U.K. pension plan’s assets are invested prudently so that the benefits promised to members are provided with consideration given to the nature and the duration of the plan’s liabilities. The current planned investment strategy was set following an asset-liability study and advice from the trustee’s investment advisors. The selected asset allocation strategy is designed to achieve a higher return than the lowest risk strategy while maintaining a prudent approach to meeting the plan’s liabilities.
The Expected Return on Asset assumption (EROA assumption) was developed through analysis of historical market returns, historical asset class volatility and correlations, current market conditions, anticipated future asset allocations, the funds’ past experience, and expectations on potential future market returns. The EROA assumption is determined using the calculated market-related value for the Qualified Pension Plans and the Other Pension Plan and the fair value for the Non-U.S. Pension Plans and Postretirement Health and Life Plans. The EROA assumption represents a long-term average view of the performance of the assets in the Qualified Pension Plans, the Non-U.S. Pension Plans, the Other Pension Plan, and Postretirement Health and Life Plans, a return that may or may not be achieved during any one calendar year. Some of the building blocks used to arrive at the long-term return assumption include an implied return from equity securities of 8.75 percent, debt securities of 5.75 percent and real estate of 7.00 percent for the Qualified Pension Plans, the Non-U.S. Pension Plans, the Other Pension Plan, and Postretirement Health and Life Plans. The terminated U.S. pension plan is solely invested in a group annuity contract which is primarily invested in fixed-income securities structured such that asset maturities match the duration of the plan’s obligations.
The target allocations for 2012 by asset category for the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

2012 Target Allocation Percentage

Asset Category	Qualified Pension Plans	Non-U.S. Pension Plans	Nonqualified and Other Pension Plans	Postretirement Health and Life Plans
Equity securities	60 – 80	25 – 75	0 – 5	50 – 75
Debt securities	20 – 40	10 – 60	95 – 100	25 – 45
Real estate	0 – 5	0 – 15	0 – 5	0 – 5
Other	0 – 10	5 – 40	0 – 5	0 – 5

Equity securities for the Qualified Pension Plans include common stock of the Corporation in the amounts of $82 million (0.55 percent of total plan assets) and $189 million (1.21 percent of total plan assets) at December 31, 2011 and 2010.
Fair Value Measurements
For information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Corporation, see Note 1 – Summary of Significant Accounting Principles and Note 22 – Fair Value Measurements.
Plan investment assets measured at fair value by level and in total at December 31, 2011 and 2010 are summarized in the Fair Value Measurements table.

Fair Value Measurements

	December 31, 2011
(Dollars in millions)	Level 1	Level 2	Level 3	Total
Cash and short-term investments
Money market and interest-bearing cash	$1,065	$—	$—	$1,065
Cash and cash equivalent commingled/mutual funds	—	30	—	30
Fixed income
U.S. government and government agency securities	1,197	2,899	13	4,109
Corporate debt securities	—	1,058	—	1,058
Asset-backed securities	—	907	—	907
Non-U.S. debt securities	53	479	10	542
Fixed income commingled/mutual funds	82	1,487	—	1,569
Equity
Common and preferred equity securities	6,862	—	—	6,862
Equity commingled/mutual funds	390	2,094	—	2,484
Public real estate investment trusts	200	—	—	200
Real estate
Private real estate	—	—	113	113
Real estate commingled/mutual funds	—	11	249	260
Limited partnerships	—	105	232	337
Other investments (1)	14	572	122	708
Total plan investment assets, at fair value	$9,863	$9,642	$739	$20,244

	December 31, 2010
Cash and short-term investments
Money market and interest-bearing cash	$1,471	$—	$—	$1,471
Cash and cash equivalent commingled/mutual funds	—	45	—	45
Fixed income
U.S. government and government agency securities	701	2,604	14	3,319
Corporate debt securities	—	1,106	—	1,106
Asset-backed securities	—	796	—	796
Non-U.S. debt securities	36	420	9	465
Fixed income commingled/mutual funds	240	1,503	—	1,743
Equity
Common and preferred equity securities	6,980	1	—	6,981
Equity commingled/mutual funds	637	2,374	—	3,011
Public real estate investment trusts	—	168	—	168
Real estate
Private real estate	—	—	110	110
Real estate commingled/mutual funds	30	2	215	247
Limited partnerships	—	101	230	331
Other investments (1)	19	230	94	343
Total plan investment assets, at fair value	$10,114	$9,350	$672	$20,136

(1)
Other investments represent interest rate swaps of $467 million and $198 million, participant loans of $75 million and $79 million, commodity and balanced funds of $116 million and $38 million and other various investments of $50 million and $28 million at December 31, 2011 and 2010.

The Level 3 - Fair Value Measurements table presents a reconciliation of all plan investment assets measured at fair value using significant unobservable inputs (Level 3) during 2011 and 2010.

Level 3 – Fair Value Measurements

	2011
(Dollars in millions)	Balance January 1	Actual Return on Plan Assets Still Held at the Reporting Date	Purchases	Sales and Settlements	Transfers into/ (out of) Level 3	Balance December 31
Fixed income
U.S. government and government agency securities	$14	$(1)	$—	$—	$—	$13
Non-U.S. debt securities	9	—	3	(2)	—	10
Real estate
Private real estate	110	—	3	—	—	113
Real estate commingled/mutual funds	215	26	9	(1)	—	249
Limited partnerships	230	(6)	13	(5)	—	232
Other investments	94	1	26	—	1	122
Total	$672	$20	$54	$(8)	$1	$739

	2010
Fixed income
U.S. government and government agency securities	$—	$—	$—	$—	$14	$14
Non-U.S. debt securities	6	1	—	—	2	9
Real estate
Private real estate	119	(9)	1	(1)	—	110
Real estate commingled/mutual funds	195	(4)	24	—	—	215
Limited partnerships	162	13	7	(5)	53	230
Other investments	188	—	18	(1)	(111)	94
Total	$670	$1	$50	$(7)	$(42)	$672

	2009
Fixed income
Corporate debt securities	$1	$(1)	$—	$—	$—	$—
Non-U.S. debt securities	6	—	—	—	—	6
Real estate
Private real estate	149	(29)	—	(1)	—	119
Real estate commingled/mutual funds	281	(92)	6	—	—	195
Limited partnerships	91	14	41	(4)	20	162
Other investments	293	(106)	5	(4)	—	188
Total	$821	$(214)	$52	$(9)	$20	$670

Projected Benefit Payments
Benefit payments projected to be made from the Qualified Pension Plans, Non-U.S. Pension Plans, Nonqualified and Other Pension Plans, and Postretirement Health and Life Plans are presented in the table below.

Projected Benefit Payments

				Postretirement Health and Life Plans
(Dollars in millions)	Qualified Pension Plans (1)	Non-U.S. Pension Plans (2)	Nonqualified and Other Pension Plans (2)	Net Payments (3)	Medicare Subsidy
2012	$1,054	$67	$251	$159	$18
2013	1,059	69	244	160	18
2014	1,062	71	238	161	18
2015	1,062	72	238	160	18
2016	1,060	74	238	157	18
2017 – 2021	5,283	392	1,128	702	81

(1)	Benefit payments expected to be made from the plans’ assets.

(2)	Benefit payments expected to be made from a combination of the plans’ and the Corporation’s assets.

(3)	Benefit payments (net of retiree contributions) expected to be made from a combination of the plans’ and the Corporation’s assets.
Defined Contribution Plans
The Corporation maintains qualified defined contribution retirement plans and nonqualified defined contribution retirement plans. As a result of the Merrill Lynch acquisition, the Corporation also maintains the defined contribution plans of Merrill Lynch which include the 401(k) Savings & Investment Plan, the Retirement and Accumulation Plan (RAP) and the Employee Stock Ownership Plan (ESOP). The Corporation contributed approximately $723 million, $670 million and $605 million in 2011, 2010 and 2009, respectively, in cash to the qualified defined contribution plans. At December 31, 2011 and 2010, 232 million shares and 208 million shares of the Corporation’s common stock were held by these plans. Payments to the plans for dividends on common stock were $9 million, $8 million and $8 million in 2011, 2010 and 2009, respectively.
In addition, certain non-U.S. employees within the Corporation are covered under defined contribution pension plans that are separately administered in accordance with local laws.